SCHEDULE II - Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Disclosure [Abstract]
SCHEDULE II - Condensed Financial Information of Parent Company

AXA EQUITABLE HOLDINGS, INC.

SCHEDULE II

BALANCE SHEETS (PARENT COMPANY)

DECEMBER 31, 2017 AND 2016

	2017	As Restated 2016
	(in millions)
ASSETS
Investment in consolidated subsidiaries	$13,772	$12,012
Total investments	13,772	12,012

Cash and cash equivalents	44	5
Loans to affiliates	1,045	145
Other assets	1	—
Income taxes receivable	72	58

Total Assets	$14,934	$12,220

LIABILITIES
Loans from affiliates	$1,484	$809
Accrued liabilities	29	4

Total liabilities	1,513	813

EQUITY ATTRIBUTABLE TO HOLDINGS
Common stock, $0.01 par value, 2,000,000,000 shares authorized and 561,000,000 issued and outstanding	6	6
Capital in excess of par value	1,298	931
Retained earnings	12,225	11,391
Accumulated other comprehensive income (loss)	(108)	(921)

Total equity attributable to Holdings	13,421	11,407

Total liabilities and equity attributable for Holdings	$14,934	$12,220

The financial information of AXA Equitable Holdings, Inc. should be read in conjunction with the

Consolidated Financial Statements and Notes thereto.

AXA EQUITABLE HOLDINGS, INC.

SCHEDULE II

STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)

PARENT COMPANY)

YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

	2017	As Restated 2016	2015
	(in millions)
REVENUES
Equity in income (losses) from continuing operations of consolidated subsidiaries	$863	$1,293	$353
Total net investment income (loss)	8	7	15
Other income	—	—	2

Total revenues	$871	$1,300	$370

EXPENSES
Interest expense	$31	$27	$23
Other operating costs and expenses	22	26	24

Total expenses	$53	$53	$47

Income (loss) from continuing operations, before income taxes	818	1,247	323
Income tax (expense) benefit	16	7	2

Net income (loss) attributable to Holdings	$834	$1,254	$325

Other comprehensive income (loss)	$816	$(276)	$(937)

Total comprehensive income (loss) attributable to Holdings	$1,647	$1,010	$(590)

The financial information of AXA Equitable Holdings, Inc. should be read in conjunction with the

Consolidated Financial Statements and Notes thereto.

AXA EQUITABLE HOLDINGS, INC.

SCHEDULE II

STATEMENTS OF CASH FLOWS (PARENT COMPANY)

YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

	2017	As Restated 2016	2015
	(in millions)
Net income (loss) attributable to Holdings	$834	$1,254	$325
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in net (earnings) loss of subsidiaries	(863)	(1,293)	(353)
Change in income tax receivable	(14)	(6)	(258)
Dividend from Subsidiary	20	—	—
Other	24	27	23

Net cash provided by (used in) operating activities	$1	$(18)	$(263)

Cash flows from investing activities:
Repayments of loans to affiliates	—	—	242
Additional loans to affiliates	(900)	—	—
Purchase of shares of consolidated subsidiaries	(55)	—	—

Net cash provided by (used in) investing activities	$(955)	$—	$242

Cash flows from financing activities:
Change in short-term financings	—	—	1
Proceeds from loans from affiliates	731	—	394
Repayments of loans from affiliates	(56)	—	(933)
Capital Contribution from Parent	318	—	—

Net cash provided by (used in) financing activities	$993	$—	$(538)

Change in cash and cash equivalents	39	$(18)	$(559)
Cash and cash equivalents, beginning of year	$5	$23	$582

Cash and cash equivalents, end of year	$44	$5	$23

The financial information of AXA Equitable Holdings, Inc. should be read in conjunction with the

Consolidated Financial Statements and Notes thereto.

1)	BASIS OF PRESENTATION

The financial information of Holdings should be read in conjunction with the Consolidated Financial Statements and Notes thereto. AXA, the ultimate parent company of Holdings, is the holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance, and asset management.

2)	LOANS TO AFFILIATES

Holdings maintains reciprocal loan agreements with affiliates to facilitate unanticipated short-term cash requirements that arise in the ordinary course of business. In December 2013, Colisee Re issued a $145 million 4.75% Senior Unsecured Note to Holdings. The loan is scheduled to mature on December 19, 2028.

In 2017, AXA Financial issued a $900 million 1.55% Senior Unsecured Note to Holdings. The loan is scheduled to mature on March 12, 2018.

3)	LOANS FROM AFFILIATES

In 2015, AXA America Holdings, Inc. received a $366 million, 3-month LIBOR plus 1.44% loan from AXA. The loan has a maturity date of October 8, 2022.

In 2013, Holdings received $242 million and $145 million loans from Coliseum Reinsurance Company. The loans have maturity dates in December 2028. The balance at December 31, 2017 and 2016 was $387 million.

In 2017, Holdings repaid a $56 million 1.39% loan from AXA America Corporate Solutions, Inc. (“AXA CS”) originally made in 2015.

In 2017, Holdings received a $100 million loan and a $10 million loan from AXA CS. The loans had interest rates of 1.86% and 1.76%, respectively, and matured on February 5, 2018.

In December 2017, Holdings received a $622 million, 3-month LIBOR plus 0.439% margin term loan from AXA. The loan has a maturity date of June 8, 2018.

Interest cost related to these loans totaled $31 million, $27 million and $23 million for the years ended December 31, 2017, 2016 and 2015, respectively.

4)	INCOME TAXES

Holdings and certain of its consolidated subsidiaries and affiliates file a consolidated federal income tax return. Holdings has tax sharing agreements with certain of its subsidiaries and generally will either receive or pay these subsidiaries for utilization of the subsidiaries’ tax benefits or expense. Holdings settles these amounts annually.

5)	RESTATEMENT OF PRIOR PERIOD FINANCIAL STATEMENTS

Management has identified errors in its previously issued financial statements, and has determined that the impact of the errors was material to these condensed Parent Company financial statements as of and for the year ended December 31, 2016, which therefore are restated herein. The impact of the errors to these financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. See Note 1 to the Company’s consolidated financial statements for a description of the related errors.